As filed with the Securities and Exchange Commission on September 11, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
 INVESTMENT COMPANY

Investment Company Act file number 811-23084

Series Portfolios Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

John Hedrick, President
Series Portfolios Trust c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6047

Date of fiscal year end: October 31, 2017

Date of reporting period:  July 31, 2017

Item 1. Schedule of Investments.

Rareview Longevity Income Generation Fund
SCHEDULE OF INVESTMENTS
July 31, 2017 (Unaudited)

	Shares	Value
CLOSED-END FUNDS - 92.24%
Aberdeen Asia-Pacific Income Fund, Inc.	107,119	$554,876
Alpine Global Premier Properties Fund	54,842	355,925
BlackRock California Municipal Income Trust	14,587	214,575
BlackRock Corporate High Yield Fund, Inc.	5,135	58,231
BlackRock Credit Allocation Income Trust	11,832	159,614
BlackRock Debt Strategies Fund, Inc.	5,820	68,443
BlackRock Energy and Resources Trust	14,226	188,352
BlackRock Enhanced International Dividend Trust	20,194	129,847
BlackRock MuniYield New York Quality Fund, Inc.	9,776	129,630
Blackstone/GSO Long-Short Credit Income Fund	4,437	71,791
CBRE Clarion Global Real Estate Income Fund	70,320	552,715
Clough Global Opportunities Fund	6,918	77,412
Cohen & Steers Total Return Realty Fund, Inc.	20,119	255,914
DoubleLine Opportunistic Credit Fund	4,211	103,885
First Trust Senior Floating Rate Income Fund II	8,760	118,523
Flaherty & Crumrine Total Return Fund, Inc.	6,042	130,084
India Fund, Inc.	3,541	101,166
ING Asia Pacific High Dividend Equity Income Fund	11,224	120,097
Invesco Value Municipal Income Trust	31,011	476,019
John Hancock Preferred Income Fund III	6,048	116,363
Kayne Anderson MLP Investment Company (a)	4,255	79,781
The Mexico Fund, Inc.	5,567	98,759
MFS Intermediate Income Trust	31,497	135,437
Morgan Stanley China A Share Fund	4,450	99,146
Neuberger Berman MLP Income Fund, Inc.	11,070	109,593
Neuberger Berman Real Estate Securities Income Fund, Inc.	30,785	168,702
Nuveen AMT-Free Quality Municipal Income Fund	64,412	900,480
Nuveen Credit Strategies Income Fund	16,408	142,585
Nuveen Enhanced Municipal Value Fund	16,439	241,325
Nuveen High Income 2020 Target Term Fund	8,392	85,179
Nuveen Preferred Securities Income Fund	20,459	210,728
Pioneer Diversified High Income Trust	3,177	52,611
Pioneer High Income Trust	18,338	183,563
Pioneer Municipal High Income Advantage Trust	8,906	103,577
Pioneer Municipal High Income Trust	13,963	168,813
Source Capital, Inc.	1,853	73,249
Tekla Healthcare Opportunities Fund	8,201	151,718
Voya Prime Rate Trust	13,246	70,734
Wells Fargo Multi-Sector Income Fund	19,068	259,134
Western Asset Emerging Markets Debt Fund, Inc.	33,522	523,949
TOTAL CLOSED-END FUNDS (Cost $7,662,780)		7,842,525

	Contracts (c)
PURCHASED CALL OPTIONS - 0.11%
iShares MSCI EAFE ETF
Expiration: August 2017, Exercise Price: $68.00	520	3,900
iShares Russell 2000 ETF
Expiration: September 2017, Exercise Price: $147.00	100	5,550
TOTAL PURCHASED CALL OPTIONS		9,450

PURCHASED PUT OPTIONS - 0.02%
SPDR S&P 500 ETF Trust
Expiration: October 2017, Exercise Price: $220.00	23	1,691
TOTAL PURCHASED PUT OPTIONS		1,691
TOTAL PURCHASED OPTIONS (Cost $34,512)		11,141

	Shares
SHORT-TERM INVESTMENTS - 7.42%
Fidelity Institutional Government Portfolio, Institutional Share Class, 0.87% (b)	631,035	631,035
TOTAL SHORT-TERM INVESTMENTS
(Cost $631,035)		631,035
TOTAL NET INVESTMENTS
(Cost $8,328,327) - 99.79%		8,484,701
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.21%		17,721
TOTAL NET ASSETS - 100.00%		$8,502,422
ETF -	Exchange-Traded Fund
MLP -	Master Limited Partnership
(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield as of July 31, 2017.
(c)	100 shares per contract.
	The cost basis of investments for federal income tax purposes at July 31, 2017 was as follows+:
	Cost of investments	$8,328,327
	Gross unrealized appreciation	195,178
	Gross unrealized depreciation	(38,804)
	Net unrealized appreciation	$156,374

+Because tax adjustments are calculated annually at the end of the Rareview Longevity Income Generation Fund's (the "Fund") fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Valuation of Investments

The following is a summary of the Fund's pricing procedures.  It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund.  Equity securities, including common stocks and real estate investment trust ("REITS") that are traded on a national securities exchange, except those listed on the NASDAQ Global Market®, NASDAQ Global Select Market®, and the NASDAQ Capital Market® exchanges (collectively "NASDAQ"), are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price ("NOCP").  If, on a particular day, an exchange traded or NASDAQ security does not trade, then the mean between the most recent bid and asked prices will be used.  All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  If a non-exchanged traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Exchange traded funds, including closed-end funds, are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange-traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are valued at their reported net asset value.

 Exchange traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded. If the composite mean price is not available, models such as Black-Scholes can be used to value the options. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. These securities are categorized in Level 2 of the fair value hierarchy.

All other assets of the Fund are valued in such manner as the Board of Trustees, in good faith, deems appropriate to reflect their fair value.

The Fund has adopted authoritative fair value accounting standards which established an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of July 31, 2017:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Closed-End Funds	$7,842,525	$-	$-	$7,842,525
Purchased Call Options	-	9,450	-	9,450
Purchased Put Options	-	1,691	-	1,691
Short-Term Investments	631,035	-	-	631,035
Total Investments	$8,473,560	$11,141	$-	$8,484,701

The Fund did not have any Level 3 investments during the period.  It is the Fund's policy to record transfers at the end of the reporting period.  For the period ended July 31, 2017, there were no transfers between levels.

Disclosures about Derivative Instruments and Hedging Activities at July 31, 2017.

The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities. Fair values of derivative instruments as of July 31, 2017 are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives	Description	Fair Value	Description	Fair Value
Equity Contracts:
Purchased Option Contracts	Schedule of Investments	$11,141	N/A	$-
Total		$11,141		$-

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Series Portfolios Trust

By (Signature and Title    /s/ John Hedrick
John Hedrick, President

Date      9/7/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ John Hedrick
  John Hedrick, President

Date      9/7/2017

By (Signature and Title)*   /s/ David Cox
  David Cox, Treasurer

Date      9/7/2017

* Print the name and title of each signing officer under his or her signature.